Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.15%
Communication services: 2.00%
Entertainment: 1.15%
Warner Music Group Corp. Class A	379,598	$9,903,712
Interactive media & services: 0.85%
Bumble, Inc. Class A†	433,900	7,280,842
Consumer discretionary: 10.19%
Diversified consumer services: 1.31%
Service Corp. International	173,485	11,205,396
Hotels, restaurants & leisure: 1.36%
Planet Fitness, Inc. Class A†	173,210	11,681,283
Household durables: 1.15%
Mohawk Industries, Inc.†	95,090	9,809,484
Specialty retail: 5.30%
Burlington Stores, Inc.†	87,673	13,798,854
Leslie’s, Inc.†	1,111,675	10,438,628
National Vision Holdings, Inc.†	330,854	8,036,444
Revolve Group, Inc.	479,996	7,871,934
Tractor Supply Co.	24,191	5,348,630
		45,494,490
Textiles, apparel & luxury goods: 1.07%
Deckers Outdoor Corp.†	17,402	9,182,339
Consumer staples: 2.72%
Food products: 1.32%
Nomad Foods Ltd.†	646,567	11,327,854
Household products: 1.26%
Church & Dwight Co., Inc.	108,351	10,860,021
Personal care products: 0.14%
Honest Co., Inc.†	696,259	1,169,715
Financials: 11.08%
Banks: 1.74%
Pinnacle Financial Partners, Inc.	108,003	6,118,370
Webster Financial Corp.	232,217	8,766,192
		14,884,562
Capital markets: 2.14%
Cboe Global Markets, Inc.	79,120	10,919,351
Raymond James Financial, Inc.	72,095	7,481,298
		18,400,649
Financial services: 1.29%
Essent Group Ltd.	235,829	11,036,797
See accompanying notes to portfolio of investments
Allspring Common Stock Fund  | 1

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Insurance: 5.91%
Arch Capital Group Ltd.†	193,627	$14,492,981
Axis Capital Holdings Ltd.	235,996	12,703,665
First American Financial Corp.	181,831	10,368,003
Reinsurance Group of America, Inc.	94,752	13,141,155
		50,705,804
Health care: 11.74%
Biotechnology: 0.22%
Sage Therapeutics, Inc.†	40,329	1,896,270
Health care equipment & supplies: 4.41%
Haemonetics Corp.†	119,169	10,146,048
Integer Holdings Corp.†	165,362	14,652,727
LivaNova PLC†	253,539	13,039,511
		37,838,286
Health care providers & services: 2.61%
HealthEquity, Inc.†	239,307	15,109,844
Humana, Inc.	16,348	7,309,681
		22,419,525
Health care technology: 0.77%
Schrodinger, Inc.†	131,653	6,572,118
Life sciences tools & services: 3.73%
Azenta, Inc.†	234,277	10,936,050
Bio-Rad Laboratories, Inc. Class A†	34,887	13,226,360
Codexis, Inc.†	333,614	934,119
Sotera Health Co.†	367,886	6,930,972
		32,027,501
Industrials: 27.09%
Aerospace & defense: 3.14%
Melrose Industries PLC	1,603,224	10,329,708
MTU Aero Engines AG	64,102	16,626,077
		26,955,785
Building products: 7.08%
AZEK Co., Inc.†	571,312	17,305,041
Carlisle Cos., Inc.	87,682	22,493,064
Masonite International Corp.†	204,651	20,964,448
		60,762,553
Commercial services & supplies: 2.13%
Republic Services, Inc.	52,346	8,017,837
Stericycle, Inc.†	220,092	10,221,072
		18,238,909
Construction & engineering: 1.15%
API Group Corp.†	361,136	9,844,567
See accompanying notes to portfolio of investments
2 | Allspring Common Stock Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Electrical equipment: 3.99%
Atkore, Inc.†	174,426	$27,199,991
Regal Rexnord Corp.	45,697	7,032,768
		34,232,759
Machinery: 1.29%
Ingersoll Rand, Inc.	169,326	11,067,147
Professional services: 5.15%
CACI International, Inc. Class A†	33,429	11,393,940
Dun & Bradstreet Holdings, Inc.	761,932	8,815,553
Genpact Ltd.	279,272	10,492,249
TransUnion	172,411	13,504,954
		44,206,696
Trading companies & distributors: 3.16%
Air Lease Corp.	259,374	10,854,802
United Rentals, Inc.	36,450	16,233,737
		27,088,539
Information technology: 15.56%
Electronic equipment, instruments & components: 1.71%
Teledyne Technologies, Inc.†	35,710	14,680,738
IT services: 1.33%
Okta, Inc.†	165,001	11,442,819
Semiconductors & semiconductor equipment: 3.80%
Marvell Technology, Inc.	286,385	17,120,095
ON Semiconductor Corp.†	163,373	15,451,819
		32,571,914
Software: 8.72%
8x8, Inc.†	510,115	2,157,786
Black Knight, Inc.†	192,935	11,524,008
Instructure Holdings, Inc.†	402,568	10,128,611
New Relic, Inc.†	142,833	9,346,992
PagerDuty, Inc.†	549,540	12,353,659
Q2 Holdings, Inc.†	313,502	9,687,212
Riskified Ltd. Class A	539,571	2,622,315
SPS Commerce, Inc.†	51,442	9,879,950
WalkMe Ltd.†	741,832	7,121,587
		74,822,120
Materials: 6.52%
Chemicals: 3.26%
Ashland, Inc.	166,648	14,483,378
Westlake Corp.	112,945	13,493,539
		27,976,917
See accompanying notes to portfolio of investments
Allspring Common Stock Fund  | 3

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Containers & packaging: 1.52%
Crown Holdings, Inc.	150,390	$13,064,379
Metals & mining: 1.74%
Reliance Steel & Aluminum Co.	23,598	6,408,981
Steel Dynamics, Inc.	78,203	8,518,653
		14,927,634
Real estate: 10.25%
Industrial REITs : 1.61%
Terreno Realty Corp.	229,769	13,809,117
Residential REITs : 4.94%
American Homes 4 Rent Class A	402,062	14,253,098
Apartment Income REIT Corp.	331,669	11,969,934
Sun Communities, Inc.	124,139	16,195,174
		42,418,206
Specialized REITs : 3.70%
Life Storage, Inc.	38,445	5,111,647
SBA Communications Corp.	54,167	12,553,744
VICI Properties, Inc.	447,072	14,051,473
		31,716,864
Total common stocks (Cost $679,719,523)		833,524,311
Investment companies: 1.30%
Exchange-traded funds: 1.30%
SPDR S&P Biotech ETF	133,694	11,123,341
Total investment companies (Cost $8,731,191)		11,123,341

		Yield
Short-term investments: 2.12%
Investment companies: 2.12%
Allspring Government Money Market Fund Select Class♠∞		5.02%	18,172,645	18,172,645
Total short-term investments (Cost $18,172,645)				18,172,645
Total investments in securities (Cost $706,623,359)	100.57%			862,820,297
Other assets and liabilities, net	(0.57)			(4,865,070)
Total net assets	100.00%			$857,955,227

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
4 | Allspring Common Stock Fund

Portfolio of investments—June 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,844,758	$132,056,706	$(125,728,819)	$0	$0	$18,172,645	18,172,645	$336,430
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	30,992,000	92,887,954	(123,880,964)	1,010	0	0	0	332,430 [1]
				$1,010	$0	$18,172,645		$668,860

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
Allspring Common Stock Fund  | 5

Notes to portfolio of investments—June 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in
6 | Allspring Common Stock Fund

Notes to portfolio of investments—June 30, 2023 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$17,184,554	$0	$0	$17,184,554
Consumer discretionary	87,372,992	0	0	87,372,992
Consumer staples	23,357,590	0	0	23,357,590
Financials	95,027,812	0	0	95,027,812
Health care	100,753,700	0	0	100,753,700
Industrials	205,441,170	26,955,785	0	232,396,955
Information technology	133,517,591	0	0	133,517,591
Materials	55,968,930	0	0	55,968,930
Real estate	87,944,187	0	0	87,944,187
Investment companies	11,123,341	0	0	11,123,341
Short-term investments
Investment companies	18,172,645	0	0	18,172,645
Total assets	$835,864,512	$26,955,785	$0	$862,820,297
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Common Stock Fund  | 7